Expense Example - StrategicAdvisersFidelityInternationalFund-PRO - StrategicAdvisersFidelityInternationalFund-PRO - Strategic Advisers Fidelity International Fund - Strategic Advisers Fidelity International Fund
Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 39
3 years	134
5 years	284
10 years	$ 722